COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Deferred Revenue

Amounts received by the Company for products that have yet to be delivered to the customers as of October 31, 2024 and October 31, 2023 are reflected in the Company’s balance sheet as deferred revenues and were comprised of the following:

	January 31, 2025	October 31, 2024
Advances On Future Purchases Of Inventory	$555,000	$608,000
Sales To Customers Not Yet Delivered	345,000	276,000
Total Deferred Revenue	$900,000	$884,000

Employment Agreement

Effective February 7, 2025, Dr. Peter A. M. Everts, Ph.D. (“Dr. Everts”) was appointed the Company’s Chief Scientific and Technology Officer. Dr. Everts’ employment agreement provides for a base salary of $220,000 for the first year and $235,000 per annum for each subsequent year it is in effect, subject to adjustment of up to $15,000, in the event certain compensation under a consulting agreement which Dr. Everts is party to with a non-affiliated third party is not paid. In connection with the employment agreement, Dr. Everts was granted an option under the 2021 Plan to purchase 25,000 shares of our common stock at a price of $3.05 per share (fair market value on the date of grant) (“Everts Option”). The Everts Option vests 50% on the one-year anniversary of the effective date of the employment agreement and 50% on the second anniversary, contingent upon Dr. Everts’ continued employment with the Company and to the extent vested, expires five years from the date of grant.

Dr. Everts may also be paid a performance bonus to the extent earned, based on criteria established by the Company’s Board of Directors, and may be eligible to participate in the employee benefit plans maintained by the Company and generally applicable to other senior executives of the Company.

Dr. Everts’ employment with the Company is “At Will” meaning that his employment with the Company and his employment agreement may be terminated by the Company at any time, for any reason or for no reason at all and with or without “Cause” (as defined in the Agreement). Notwithstanding the foregoing, if at any time after the first ninety (90) days of the term, the Company terminates Dr. Everts’ employment without Cause or Dr. Everts terminates his employment with the Company for “Good Reason” (as defined in the Agreement), Dr. Everts will be entitled to receive an amount equal to one quarter (1/4) month’s salary for each successive three (3) months of employment completed as severance.

Legal Matters

Dr. Golub

On November 19, 2024, Howard Golub, M.D., the Company’s former Chief Science Officer (“Plaintiff”), filed a complaint in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida against the Company, alleging a breach of contract as a result of the Company’s failure to pay Plaintiff severance in the amount of $150,000 in connection with the non-renewal of the Plaintiff’s employment agreement with the Company. Plaintiff is demanding judgment in the amount of $150,000 plus interest and attorney’s fees. The Company is currently exploring its legal options and intends to vigorously defend against the lawsuit.

Other

In addition to the foregoing, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in any such matter may harm our business.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Skincare Agreement

In September 2022, the Company entered into a joint development agreement and supply agreement with a third-party supplier (“Supplier”) that develops and manufactures various devices and related equipment and consumables used in the skincare industry (“Skincare Agreement”) that are marketed and sold directly and/or through its affiliates or third parties, in the United States of America and in most major international markets. Under the terms of the Skincare Agreement, the Company was obligated to provide and the Third Party was obligated to purchase a minimum volume of raw material ingredient (“Ingredient”) from the Company to be used as part of formulations in exclusive biologic topical products (“Products”) to be marketed and sold by Supplier during the first year of the Agreement in the amount of $167,000 (“Minimum Purchase”) and mutually agreed upon minimal annual amounts thereafter. In June 2023, the Supplier informed the Company that there were delays in the Supplier’s development of the Products, including the timing of providing a purchase order for the Minimum Purchase of the Company’s Ingredient.

During September 2023, the Company and the Supplier agreed to enter into an Amendment and Restatement of the Skincare Agreement (“Amended Skincare Agreement”). Under the terms of the Amended Skincare Agreement, the products to be provided by the Company was modified to include both the Ingredient and a topical moisturizer (“Moisturizer”) supplied by Exotropin. The Ingredient and the Moisturizer are hereinafter referred to as the “Combined Product”. The Supplier was obligated to deliver a purchase order for a minimum of $403,000 of the Combined Product by September 30, 2023 (“Initial Purchase Order”) and a total of $648,000 of the Combined Product during the first year of the Amended Skincare Agreement.

During November 2023, the Supplier paid the Company $403,000 in connection with the Initial Purchase Order. Pursuant to Sales Agreement with Exotropin, the Company paid Exotropin $235,000 representing the amount of Initial Purchase Order associated with the Company’s arrangement with Exotropin to supply the Moisturizer (“Moisturizer Prepayment”).

On August 12, 2024, in connection with the mutual agreement to terminate the Amended Skincare Agreement, the Company and the Supplier entered into a settlement agreement and general release (“Settlement”). As of the date of the Settlement, both the Company and Exotropin had yet to deliver the Ingredient or the Moisturizer to the Supplier. In connection with the Settlement, the parties released each other from all outstanding duties and/or obligations owed by one party to the other party as set forth in the Settlement, including but not limited to the Company’s obligation to supply any Combined Product to the Supplier and the Supplier’s obligation to make or place any additional orders to the Company for the Combined Product. In connection with the Settlement, the Company retained the $403,000 payment that the Supplier made to the Company in connection with the Initial Purchase Order, and the Company was not obligated to deliver any of the Combined Product to the Supplier, including the portion of the Combined Product to be provided in connection with the Initial Purchase Order. Concurrent with the execution of the Settlement, the Company and Exotropin entered into a settlement and general release (“Release”) whereby the parties released each other from all outstanding duties and/or obligations owed by one party to the other party as set forth in the Release including but not limited to Exotropin’s obligation to supply any Moisturizer to the Company pursuant to the Amended Skincare Agreement and the Company’s obligation to make or place any additional orders to Exotropin for the Moisturizer. In connection with the Release, Exotropin retained the Moisturizer Prepayment that was paid by the Company of $235,000 in November 2023, and Exotropin was not obligated to deliver any of the Moisturizer to the Company, including portion of the Moisturizer to be provided in connection with the Moisturizer Prepayment.

As a result of the above settlements, the Company has recorded $168,000 of other income during the year ended October 31, 2024 in connection with the net settlement amount associated with the Amended Skincare Agreement.

Deferred Revenue

During the year ended October 31, 2023, the Company received an advance payment of $500,000 in connection with a distribution agreement entered into between the Company and a third party (“Purchaser”) which was to be applied against future invoices for product inventory to be delivered over time which amount was recorded as deferred revenue. As of October 31, 2023, $101,000 of product inventory was invoiced and delivered reducing the deferred revenue amount to $399,000. During the period November 1, 2023 thru July 29, 2024, $399,000 of product inventory was invoiced and delivered, reducing the deferred revenue balance to $0. On August 5, 2024, the Purchaser prepaid an amount of $375,000 to the Company which is to be applied against future invoices for specific product inventory to be delivered over time which amount was initially recorded as deferred revenue. As of October 31, 2024, $132,000 of product inventory was invoiced and delivered reducing the deferred revenue amount to $243,000.

During July 2024, the Company received an advance payment of $500,000 in connection with a distribution agreement entered into between the Company and an affiliate of the Investor (see Note 11) which was to be applied against future invoices for product inventory to be delivered over time which amount was recorded as deferred revenue. As of October 31, 2024, $135,000 of product inventory was invoiced and delivered reducing the deferred revenue amount to $365,000.

Amounts received by the Company for products that have yet to be delivered to the customers as of October 31, 2024 and October 31, 2023 are reflected in the Company’s balance sheet as deferred revenues and were comprised of the following:

	October 31, 2024	October 31, 2023
Advances On Future Purchases Of Inventory	$608,000	$399,000
Sales To Customers Not Yet Delivered	276,000	98,000
Total Deferred Revenue	$884,000	$497,000

Legal Matters

SEC Matter

On June 17, 2021, the Company received a subpoena dated June 14, 2021, from the Atlanta Regional Office of the SEC requiring the production of certain documents and communications in connection with the treatment and results of various COVID-19 patients, as discussed in the Company’s Current Reports on Form 8-K filed with the SEC during the period from May 27, 2020 through May 11, 2021. The Company fully cooperated with the SEC’s investigation.

On November 25, 2024, the SEC notified the Company that it had concluded its investigation and does not intend to recommend an enforcement action by the Commission against the Company.

Daniel Pepock and Tracy Yourke

The Company terminated the employment agreements with the former Sales Executives Daniel Pepock (“Pepock”) and Tracy Yourke (“Yourke”) effective June 30, 2022. On August 22, 2022, Mr. Pepock, Ms. Yourke and the Company agreed to a material settlement term sheet (“Settlement”) which provided for the resolution and full settlement and release of all claims among the parties and for the Company to buy back all of the shares of common stock of the Company issued to and owned by Mr. Pepock and Ms. Yourke at the time of the Settlement (represented by Mr. Pepock and Ms. Yourke to be in excess of 124,000 shares) in exchange for a payment by the Company of $500,000 (“Purchase Price”). In addition, the Company agreed to release Mr. Pepock and Ms. Yourke from their non-compete restrictions upon transfer of the shares to the Company. Effective October 13, 2022, the parties executed a Confidential Settlement Agreement and Mutual General Release memorializing the terms of the Settlement. Under the terms of the Settlement, the Company agreed to repurchase 124,000 shares of common stock for $500,000. On January 31, 2023, 124,000 shares were transferred to the Company and the Company paid the Purchase Price. The shares received by the Company were immediately cancelled and returned to the Company’s treasury of authorized and unissued shares on February 3, 2023.

Albert Mitrani and Dr. Maria Ines Mitrani

On June 7, 2023, the Company filed a four-count complaint with the Seventeenth Judicial Circuit in and for Broward County, Florida against Albert Mitrani and Dr. Maria Ines Mitrani, co-founders of the Company. Albert Mitrani was a former director and executive officer of the Company (most recently serving as Chief Executive Officer from September 2019 to July 2022 and as Executive Vice President of Sales from July 2022 until his termination in May 2023) and Dr. Mitrani is a former director and former executive officer of the Company (serving as Chief Science Officer from November 2016 until her termination in April 2023). The complaint alleges (i) breach of contract; (ii) breach of fiduciary duty; and (iii) tortious interference with business relationships; and seeks injunctive relief, in connection with, inter alia, non-solicitation and non-competition violations, misappropriation of Company materials and proprietary information resulting in unjust enrichment, causing detriment to business relationships and goodwill towards customers and physicians, self-dealing and misconduct afoul to the Company’s business interests as members of the Company’s board of directors, executive officers and minority equity interest holders—all causing irreparable harm to the Company. The complaint seeks injunctive relief, in addition to both compensatory and punitive damages.

Effective November 13, 2023, the Company entered into a settlement agreement with Albert Mitrani and Dr. Maria Ines Mitrani, pursuant to which it resolved various claims against the Mitranis, including those set forth in the previously reported Florida state action the Company had filed against the Mitranis. As part of the settlement, Albert Mitrani and Dr. Maria Ines Mitrani returned to the Company 682,161 and 481,831 shares of the Company’s common stock held by them respectively and the parties exchanged mutual releases.

Consultants

Effective August 5, 2024, the Company entered into a settlement agreement with a prior consultant of the Company, pursuant to which it resolved various claims that had been brought by the Company against the consultants. As part of the settlement, the consultants agreed to return to the Company 237,602 shares of ZEO common stock held by the consultants in exchange for a payment of $80,000 and the parties exchanged mutual releases. The shares were returned to the Company in October 2024 and were redeposited back into the Company’s treasury of authorized and unissued shares.

Drs. Leider and Golub

The Company’s employment agreements with Dr. Harry Leider, its former Chief Executive Officer and Dr. Howard Golub, its former Chief Science Officer (“Employment Agreements”) had an initial term that ended May 31, 2024. The Employment Agreements were not renewed and accordingly, the Employment Agreements expired and the employment of Drs. Leider and Golub by the Company ended on May 31, 2024.

Effective August 12, 2024, the Company and Dr. Leider entered into a settlement agreement and general release whereby the Company agreed to pay Dr. Leider $40,000 in exchange for each party executing mutual releases in connection with the non-renewal of Dr. Leider’s employment agreement.

On November 19, 2024, Howard Golub, M.D., (“Plaintiff”), filed a complaint in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida against the Company, alleging a breach of contract as a result of the Company’s failure to pay Plaintiff severance in the amount of $150,000 in connection with the non-renewal of the Plaintiff’s employment agreement with the Company. Plaintiff is demanding judgment in the amount of $150,000 plus interest and attorney’s fees. The Company is currently exploring its legal options and intends to vigorously defend against the lawsuit.

Other

In addition to the foregoing, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in any such matter may harm our business.